Allowances For Credit Losses And Investment in Financing Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivables, gross	$ 11,890,073	$ 10,482,229
Allowance for credit losses:
Beginning balance	53,276	42,925
Provision / (benefit)	(11,975)	10,351
Ending balance	41,301	53,276
Financing receivables ending balance net of valuation allowance	11,848,772	10,428,953
Mortgage Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivables, gross	11,798,939	10,400,141
Allowance for credit losses:
Beginning balance	48,400	37,400
Provision / (benefit)	(11,400)	11,000
Ending balance	37,000	48,400
Financing receivables ending balance net of valuation allowance	11,761,939	10,351,741
Non Trade Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivables, gross	41,877	32,823
Allowance for credit losses:
Beginning balance	4,876	5,525
Provision / (benefit)	(575)	(649)
Ending balance	4,301	4,876
Financing receivables ending balance net of valuation allowance	37,576	27,947
Affiliates
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivables, gross	39,120	39,120
Allowance for credit losses:
Financing receivables ending balance net of valuation allowance	39,120	39,120
Non Affiliates
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivables, gross	10,137	10,145
Allowance for credit losses:
Financing receivables ending balance net of valuation allowance	$ 10,137	$ 10,145